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                                                        hours per response: 5.0
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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00747
                                   -----------------------------------

                            Ameritor Investment Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          4400 MacArthur Blvd NW, Suite 301, Washington, DC 20007
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                         Ameritor Financial Corporation
             4400 MacArthur Blvd NW, Suite 301, Washington, DC 20007
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 202-625-6000
                                                    ------------------

Date of fiscal year end: 06/30/2003
                         ----------------------

Date of reporting period: 12/31/2003
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO SHAREHOLDERS

                                                                   March 2, 2004

Dear Shareholder:

The Ameritor Investment Fund has experienced a positive performance during the past six months. This was a reflection of the recent general upward trend of the stock market. The Fund has thus been able to nearly hold its share value after expenses and the investments have essentially kept pace with the sizable advances of the indexes.

Most managers, including Ameritor, are expecting the economy, and the market, to continue a moderate advance throughout the next six months. Carole S. Kinney, who has had considerable market experience as a broker and trust manager, has assumed the portfolio management with Paul Dietrich of Nye, Parnell & Emerson continuing as the advisor. We will make every effort to continue to increase the value of the portfolio and Fund shares.

Thus, with an advancing economy, skillful portfolio management and further efforts to reduce expenses, the Ameritor Investment Fund should experience a positive advance.

Sincerely,

Jerome Kinney
President

AMERITOR INVESTMENT FUND

PORTFOLIO OF INVESTMENTS

December 31, 2003 (Unaudited)
-------------------------------------------------------------------------------------------------------

                                                                                               Value
                                                                                Shares        (Note 1)
                                                                                ------       ----------
COMMON STOCK                                                   79.88%
    Banks                                                       7.47%
       First Bancorp                                                              300        $   11,865
       Sovereign Bancorp                                                          770            18,288
                                                                                             ----------
          Total Banks                                                                            30,153
                                                                                             ----------
    Consumer Products                                           2.73%
       CSS Industries Inc.                                                        355            11,009
                                                                                             ----------
    Diversified Minerals                                        2.15%
       Northern Dynasty (a)                                                     2,000             8,700
                                                                                             ----------
    E-Commerce                                                  3.29%
       1800 Flowers (a)                                                         1,200            13,272
                                                                                             ----------
    Electronics                                                 3.17%
       Artisan Components (a)                                                     625            12,813
                                                                                             ----------
    Financial Services                                         14.97%
       Advanta Corp.                                                            1,000            12,720
       Indymac Bancorp Inc.                                                       570            16,980
       Greenpoint Financial                                                       495            17,483
       World Acceptance (a)                                                       665            13,240
                                                                                             ----------
          Total Financial Services                                                               60,423
                                                                                             ----------
    Food                                                        2.81%
       Fresh Del Monte                                                            475            11,319
                                                                                             ----------
    Health Services                                             3.00%
       Omnicare, Inc.                                                             300            12,117
                                                                                             ----------
    Insurance                                                   7.47%
       Zenith National Insurance Corp.                                            525            17,089
       IPC Holdings Ltd.                                                          335            13,045
                                                                                             ----------
          Total Insurance                                                                        30,134
                                                                                             ----------
    Manufacturing                                               2.53%
       Lydall, Inc. (a)                                                         1,000            10,190
                                                                                             ----------
    Medical Services                                            7.69%
       Ivax Corp. (a)                                                             655            15,641
       Microtek Medical Holdings (a)                                            3,075            15,375
                                                                                             ----------
          Total Medical Services                                                                 31,016
                                                                                             ----------
    Oil   3.49%
       Superior Energy Services (a)                                             1,500            14,100
                                                                                             ----------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.       1

AMERITOR INVESTMENT FUND


December 31, 2003 (Unaudited)
-------------------------------------------------------------------------------------------------------

                                                                                               Value
                                                                                Shares        (Note 1)
                                                                                ------       ----------
    Retail                                                     12.15%
       Charlotte Russe (a)                                                        915        $   12,682
       Gaylans Trading Co. (a)                                                    935            11,257
       Hot Topic (a)                                                              400            11,784
       Total Entertainment (a)                                                  1,100            13,288
                                                                                             ----------
          Total Retail                                                                           49,011
                                                                                             ----------
    Telecommunications                                          3.38%
       Symmetricom (a)                                                          1,875            13,650
                                                                                             ----------
    Web Portals                                                 3.58%
       Sonic Wall, Inc. Com (a)                                                 1,850            14,430
                                                                                             ----------
          Total Common Stock (Cost $285,380)                                                 $  322,337
                                                                                             ==========

                                                                                               Value
                                                                                Par           (Note 1)
                                                                               ------        ----------
INVESTMENT COMPANY                                             20.12%
    Evergreen Money Market Treasury Institutional -
       Money Market Fund Institutional Shares (Cost $81,192)                  $81,192        $   81,192
                                                                                             ----------
          Total Portfolio of Investments (Cost $366,572)                                     $  403,529
                                                                                             ==========

(a)  Non-income producing security.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.       2

AMERITOR INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES


December 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------

ASSETS
    Investment at value (Cost $366,572) (Note 1)                                 $      403,529
    Interest receivable                                                                      80
                                                                                 --------------
       Total Assets                                                                     403,609
                                                                                 --------------


LIABILITIES
    Accrued expenses                                                             $       31,605
                                                                                 --------------
       Total Liabilities                                                                 31,605
                                                                                 --------------

NET ASSETS                                                                       $      372,004
                                                                                 ==============

Net assets consist of:
    Paid-in capital                                                              $    1,962,561
    Unrealized appreciation of investments                                               36,957
    Accumulated net investment loss                                                     (89,776)
    Accumulated net realized losses from security transactions                       (1,537,738)
                                                                                 --------------
                                                                                 $      372,004

Net asset value, offering price and redemption price per share
    ($372,004 divided by 1,086,474 shares of no par value trust shares)                    $.34
                                                                                           ====

--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.       3

AMERITOR INVESTMENT FUND

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2003 (Unaudited)
-------------------------------------------------------------------------------------------------

Investment Income
    Dividends                                                       $   1,103
    Interest                                                              582
                                                                    ---------
       Total income                                                                    $    1,685
                                                                                       ----------

Expenses
    Fund administrative fees (Note 2)                                  24,649
    Shareholder servicing and recordkeeping fee (Note 2)               21,737
    Professional fees                                                  18,718
    Accounting service fees                                             6,989
    Investment advisory fee (Note 2)                                    2,073
    Insurance                                                           2,164
    Custodian fees                                                      2,018
    Miscellaneous                                                       7,219
    Trustees' fees and expenses (Note 2)                                5,894
                                                                    ---------
       Total expenses                                                                      91,461
                                                                                       ----------
          Net investment loss                                                             (89,776)
                                                                                       ----------

Realized and unrealized gain/(loss) on investments (Note 1)
    Net realized gain from investment transactions                                         80,840
    Change in unrealized depreciation of investments                                      (21,239)
                                                                                       ----------
       Net gain on investments                                                             59,601
                                                                                       ----------
          Net decrease in net assets resulting from operations                         $  (30,175)
                                                                                       ==========

--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.       4

AMERITOR INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended December 31, 2003 (Unaudited) and the year ended June 30, 2003
---------------------------------------------------------------------------------------------------------

                                                                          Six Months             Year
                                                                            Ended                Ended
                                                                          December 31,          June 30,
                                                                             2003                 2003
                                                                      --------------------     ----------
Increase (decrease) in net assets from operations:
    Net investment loss                                                 $   (89,776)          $  (162,040)
    Net realized gain (loss) from investment transactions                    80,840              (125,287)
    Change in unrealized appreciation/depreciation of investments           (21,239)              134,352
                                                                        -----------           -----------
    Net decrease in net assets resulting from operations                    (30,175)             (152,975)

Decrease in net assets from trust share transactions (Note 3)              (114,843)              (21,536)
                                                                        -----------           -----------
       Decrease in net assets                                              (145,018)             (174,511)

Net Assets
    Beginning of year                                                       517,022               691,533
                                                                        -----------           -----------
    End of year                                                         $   372,004           $   517,022
                                                                        ===========           ===========

--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.       5

AMERITOR INVESTMENT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period
-------------------------------------------------------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                           December 31,
                                                            (Unaudited)                 Years Ended June 30,
                                                           ------------- ------------------------------------------------------
                                                                 2003       2003       2002        2001       2000       1999
                                                                 ----       ----       ----        ----       ----       ----
Per Share Operating Performance
    Net asset value, beginning of year                        $   0.37    $  0.48   $   0.77     $  1.92   $   1.62   $   1.12
                                                              --------    -------   --------     -------   --------   --------
    Net investment loss                                           (.08)     (0.12)     (0.13)      (0.12)     (0.25)     (0.21)

    Net realized and unrealized gain (loss) on investments        0.05       0.01      (0.16)      (1.03)      0.55       0.71
                                                              --------    -------   --------     -------    -------   --------
    Total from investment operations                             (0.03)     (0.11)     (0.29)      (1.15)      0.30       0.50
                                                              --------    -------   --------     -------    -------   --------
    Net asset value, end of year                              $   0.34    $  0.37   $   0.48     $  0.77    $  1.92   $   1.62
                                                              ========    =======   ========     =======    ========  ========


Ratio/Supplemental Data
    Total return                                                 (8.11)%   (22.92)%   (37.66)%    (59.83)%    18.36%      44.59%

    Ratio of expenses to average net assets                       44.33%     80.61%     21.57%       8.83%     9.95%      11.97%

    Ratio of net investment loss to average net assets          (43.51)%   (29.87)%   (21.09)%     (8.47)%   (9.88)%    (11.46)%

    Portfolio turnover                                               91%       217%       194%          1%       76%          0%

    Net assets, end of year (000's)                                $372       $517       $692      $1,130    $2,929      $2,604

*    Annualized

--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.       6

AMERITOR INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Ameritor Investment Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The Fund has not been accepting new subscriptions since November 1996. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Income Taxes - The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes by using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax basis of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. At June 30, 2003, for Federal income tax purposes, the Fund had a capital loss carryforward of $1,612,879 of which $1,159,227 expires in 2010 and $453,652 expires in 2011 to offset future realized gains. As of June 30, 2003, there was a post-October capital loss deferral of $5,699, which will be recognized in the following tax year.

          As of June 30, 2003, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:


                Capital loss carryforward                   $   (1,612,879)
                Post-October loss                                   (5,699)
                Unrealized appreciation                             58,196
                                                            --------------
                                                            $   (1,560,382)

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                                                                               7

AMERITOR INVESTMENT FUND

December 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

     The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,500 per month.

     Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

(3)  TRUST SHARES

     The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                        Six Months Ended
                                        December 31, 2003              For the Year Ended
                                          (Unaudited)                     June 30, 2003
                                    --------------------------       -----------------------
                                      Shares           Amount         Shares          Amount
                                    ----------    -----------        --------     ----------
           Shares redeemed            (303,101)   $  (114,843)        (52,457)    $  (21,536)
                                    ----------    -----------        --------     ----------
           Net decrease               (303,101)   $  (114,843)        (52,457)    $  (21,536)
                                    ==========    ===========        ========     ==========

           Shares outstanding
               Beginning of year     1,389,575                      1,442,032
                                     ---------                      ---------
               End of year           1,086,474                      1,389,575
                                     =========                      =========

(4)  PURCHASE AND SALE OF SECURITIES

     For the six months ended December 31, 2003, purchases and proceeds from sales of investment securities were $300,959 and $512,256, respectively. Cost of securities for income tax purposes was $366,572 at December 31, 2003. Net unrealized appreciation of investments aggregated $36,957, which relates to gross unrealized appreciation and gross unrealized depreciation of $40,804 and $3,847, respectively.

--------------------------------------------------------------------------------
                                                                               8

AMERITOR INVESTMENT FUND

December 31, 2003
--------------------------------------------------------------------------------

(5)  TRUSTEES AND OFFICERS (UNAUDITED)

     The following table sets forth certain information concerning the Trustees and officers of the Fund.


-------------------------------------------------------------------------------------------------------------

          (1)                   (2)           (3)               (4)                (5)             (6)
-------------------------------------------------------------------------------------------------------------
Name                        Position(s)     Term of          Principal          Number of         Other
Address and                  Held with     Office and      Occupation(s)      Portfolios in   Directorships
Age                            Fund        Length of        During Past       Fund Complex       Held by
                                          Time Served         5 Years          Overseen by       Trustee
                                                                                 Trustee
-------------------------------------------------------------------------------------------------------------

Non-Interested Trustee
-------------------------------------------------------------------------------------------------------------

Richard P. Ellison         Non-Interested   4 Years        President and            2         Potomac Group
1410 Coventry Lane            Trustee        Served       Chief Executive                         Homes;
Alexandria, VA 22304                        Term is         Officer of                             Boat
Age 72                                      for Life         Intervest                           America
                                                          Financial Corp.

-------------------------------------------------------------------------------------------------------------
James I. Schwartz
1480 Pennfield Circle          Non-          1 Year      Retired President          2              None
#307                        Interested       Served        Capital City
Silver Spring, MD             Trustee       Term is       Savings & Loan
20906                                       for Life            And
Age 76                                                    Schwartz & Co.

-------------------------------------------------------------------------------------------------------------

Interested Trustee And Officers
-------------------------------------------------------------------------------------------------------------

Carole S. Kinney             Trustee,       4 Years       Chairman of the           2              None
8020 Thornley Court         Secretary,       served          Board of
Bethesda, MD 20817              and         Term is          Ameritor
Age 57                       Chairman       for life         Financial
                              of the                        Corporation
                               Fund                         Since 1998

-------------------------------------------------------------------------------------------------------------

Jerome Kinney                President      4 Years         Founder and                            None
8020 Thornley Court                          served         President,
Bethesda, MD 20817                           Term=1      Jerome F. Kinney
Age 73                                        year            Company
                                                            (builder);
                                                           President and
                                                               CEO,
                                                             Ameritor
                                                             Financial
                                                            Corporation

-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

ITEM 2.   CODE OF ETHICS.

Not applicable at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

AMERITOR FUNDS

Disclosure Controls and Procedures

Adopted Pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 and Rule 30a-3 Under the Investment Company Act of 1940

I.   Introduction

     Ameritor Security Trust and Ameritor Investment Fund (the "Funds"), hereby establish these disclosure controls and procedures ("Disclosure Procedures") pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 ("Exchange Act") and Rule 30a-3 under the Investment Company Act of 1940 (the "1940 Act"). The Disclosure Procedures are designed to ensure that all information that the Funds are required to disclose in their shareholder reports (the "Reports") filed with the Securities and Exchange Commission ("SEC") pursuant to Section 13(a) or Section 15(d) of the Exchange Act is recorded, processed, summarized and reported within the time period specified in applicable SEC rules and forms. The Disclosure Procedures also support the certifications that the Funds' principal officers must sign and submit with each Report filed with the SEC, and the required disclosures in the Reports about the Funds' internal controls.

     The overriding goals of these Disclosure Procedures are:

o To promote the timely accumulation and communication of information the Funds are required to disclose in their Reports; and

o    To promote reliable and accurate disclosure in the Reports.

II.  Roles and Expectations of Fund Service Providers

     The Funds rely on their service providers to perform substantially all tasks related to the Funds' ongoing business operations, including preparing and filing the Reports and preparing the information included in the Reports. The Funds' strongest control for promoting timely and accurate disclosures, therefore, is appropriate and reasonable oversight of their service providers. Accordingly, the Funds encourage each service provider involved in the process of preparing or filing a Report or preparing the information included in a Report ("Service Provider") to adopt its own internal controls and procedures governing, as applicable, the preparation and filing of Reports and the recording, processing, generation and translation of information that it
provides  to  the  Funds  for  inclusion  in  any  Report   ("Service   Provider
Procedures").

     In particular, the Funds expect each Service Provider to:

     Provide Procedures - provide to the Funds' President a copy of its Service Provider Procedures, if any;

     Provide Amendments to Procedures - promptly provide to the Funds' President a copy of any substantive changes or amendments to the Service Provider Procedures;

     Report Violations - promptly report to the Funds' President any material violations of the Service Provider Procedures (and any corrective actions taken);

     Report Important Matters - promptly report to the Funds' President any material misstatements or omissions or unfair presentations in any Report; any suspected fraud relating to a Report; and any complaints about, or suspected or perceived weaknesses, problems or breakdowns in, the Disclosure Procedures, the Service Provider Procedures or any other internal controls related to the Funds, a Report or Fund disclosure matters;

     Create Due Diligence Files - create and maintain a due diligence file, and other appropriate documentation and records for each Report; and

     Submit Requested Information - submit on a timely basis information, certifications or other documents related to a Report or Fund disclosure matters as the Funds, through their President, may reasonably request.

III. Monitoring of Disclosure Controls

     Roles and Responsibilities. The President is primarily responsible for the proper functioning of the Disclosure Procedures and for evaluating the Disclosure Procedures under Section V below. To discharge these broad responsibilities, the President will communicate with and generally oversee the Service Providers regarding Fund disclosure matters and matters relating to the preparation and filing of Reports.

     Oversight of and Coordination with Service Providers. The President will coordinate with the Service Providers on an ongoing basis regarding the Funds' disclosure obligations, the Disclosure Procedures and the Service Provider Procedures.

     Review of Service Provider Procedures. The President will ask each Service Provider to provide a copy of its Service Provider Procedures, and any substantive changes or amendments to the Procedures as they are adopted. The President will initially and periodically thereafter review the Service Provider Procedures and any substantive changes or amendments thereto.

IV.  Material Misstatements/Omissions; Unfair Presentations; Fraud

     If the President discovers or is informed about a suspected material misstatement or omission, or an unfair presentation, in a Report, or suspected fraud in relation to a Report, the President or his delegate will investigate (or cause an appropriate Service Provider to investigate) the matter, focusing on the effectiveness of applicable controls and procedures and consulting with Service Providers or others as appropriate regarding corrective actions.

     The President will prepare a report about any such investigations (and the related findings and conclusions). The President will consider appropriate next steps, such as investigating further or reporting the matter to the Audit Committee.

V.   Evaluating the Disclosure Procedures

     Conducting the Evaluation. The President will evaluate, with the participation of and input from, as applicable, the Service Providers, the Audit Committee, and the Funds' independent auditor ("Outside Auditors"), the effectiveness of the design and operation of these Disclosure Procedures and the Service Provider Procedures. This evaluation must be completed within 90 days before any Report is filed with the SEC.

     Feedback on Controls. The Funds' President, in performing the functions of a Chief Financial Officer, will ask the Audit Committee to alert the President about any weaknesses, problems or complaints regarding financial internal controls that it receives. The President will ask each Service Provider to give notification of any weaknesses, problems or complaints regarding financial internal controls that it receives.

     Resolving Any Deficiencies in Controls. The President will promptly investigate and resolve any suspected or perceived weaknesses, problems or complaints in the design and operation of the financial internal controls, or any suspected fraud in relation to a Report on internal controls. Appropriate records will be created and maintained regarding the investigation and resolution of any such matters.

     The President will consider any deficiencies in the Disclosure Procedures, and will determine the appropriate actions to take in order to resolve such deficiencies. In making this determination, the President should consider discussing these matters further with the Audit Committee, outside legal counsel, and/or the Outside Auditors. At a minimum, however, the President will disclose to the Audit Committee and the Outside Auditors:

     Significant Deficiencies - any significant deficiencies in the design or operation of the Disclosure Procedures (or those of Service Providers), including any financial internal controls that adversely affect the Funds' ability to record, process, summarize and report financial data, and identify any material weakness in financial internal controls; and

     Fraud - any fraud, whether or not material, that involves management, a Service Provider or a Service Provider's employees who have a significant role in the Funds' financial internal controls, as well as any material weakness identified in the Funds' financial internal controls.

VI.  Miscellaneous

     Recordkeeping. The President will maintain appropriate records supporting compliance with these Disclosure Procedures and records generated or received pursuant to these Disclosure Procedures. Specifically, all substantive determinations, judgments or actions taken in relation to these Disclosure Procedures will be documented. All substantive documents created, distributed or received in relation to these Disclosure Procedures will be maintained by the President for the Funds' records.

     Amendments. The President may amend these Disclosure Procedures from time to time as appropriate. The President will report to the Board regarding any substantive amendments to these Disclosure Procedures.

     Use of Experts. The President may consult with outside legal counsel or any other external experts as necessary or appropriate in furtherance of the goals of the Disclosure Procedures.

     Delegation. When these Disclosure Procedures require a particular person to perform a task (other than actually signing the certification), it is understood that the person may reasonably delegate that task to another appropriate party.

Adopted:  September 2003

ITEM 10.  EXHIBITS

(a) Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ameritor Investment Fund
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Jerome Kinney, President and Treasurer
                          --------------------------------------------

Date  March 2, 2004
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jerome Kinney , President and Treasurer
                          --------------------------------------------

Date March 2, 2004
     ----------------------

* Print the name and title of each signing officer under his or her signature.